28-5806

NON-PUBLIC CONFIDENTIAL

RECEIVED OFFICE OF THE SECRETARY MAY 19 1998

RECD S.E.C. MAY 19 1998

OMB APPROVAL
OMB [redacted]
Exp
Esti
hou

98 12 5274

SEC USE ONLY

13FCONF P 11/20/03

UNITES STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended March 31, 1998

(Please read instructions before preparing form.)

If amended report check here: ☐

BEST AVAILABLE COPY

CONFIDENTIAL TREATMENT EXPIRED and CONFIDENTIAL TREATMENT DENIED

Staro Asset Management, L.L.C.
Name of Institutional Investment Manager

1500 W. Market Street	Suite 200	Mequon	Wisconsin	53092
Business Address	(Street)	(City)	(State)	(zip)

Michael A. Roth (414) 241-1810 Managing General Partner
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

ATTENTION

Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 7ff(a)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Mequon and State of Wisconsin on the 14th day of May, 1998

PROCESSED JAN 23 2004 THOMSON FINANCIAL

Staro Asset Management, L.L.C.
(Name of Institutional Investment Manager)

Michael A. Roth
(Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): *(List in alphabetical order).*

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name: n/a	13F File No.:	Name:	13F File No.
1.		6.	
2.		7.	
3.		8.	
4.		9.	
5.		10.	

CONFIDENTIAL

General Holdings

Form 13F
STARO ASSET MANAGEMENT

(SEC USE ONLY)

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares of Principal Amount	Item 6: Investment Discretion (a) Sole	(b) Shared As Defined in Instr. V.	(c) Shared-Other	Item 7: Managers See Instr. V	Item 8: oting Authority (Shares) (a) Sole	(b) Shared	(c) None
Apple Computer Inc.	Options	037833900	$3,300,000	1200(c)	X				X		
Abbott Laboratories	Common	002824100	$858,563	11,400	X				X		
Aviron	Common	053762100	$2,312,500	100,000	X				X		
Base Ten Systems - Class A	Common	069779205	$2,478,094	489,500	X				X		
Best Buy Co., Inc.	Options	086516901	$2,700,844	405(c)	X				X		
Breed Technologies Inc.	Common	106702103	$3,228,781	138,500	X				X		
Breed Technologies Inc.	Options	106702903	$673,731	289(c)	X				X		
BJ Services Co.	Warrants	055482111	$10,995,075	245,700	X				X		
Boston Scientific Corporation	Options	101137907	$17,199,000	2548(c)	X				X		
Cal Fed Bank	Rights	130209703	$3,384,938	128,950	X				X		
Cendant Corporation	Debt	151313AB9	$27,047,353	18,881	X				X		
Coeur D'Alene Mining	Common	192108108	$1,104,675	85,800	X				X		
Commnet Cellular Incorporated	Common	202604203	$3,695,579	80,999	X				X		
Central Garden & Pet Company	Common	153527106	$247,070	6,325	X				X		
Central Garden & Pet Company	Debt	153527AC0	$35,212,215	23,514	X				X		
Corporate Express Inc.	Common	219888104	$3,733,956	374,568	X				X		
Charming Shoppes	Debt	161133AA1	$9,698,610	10,236	X				X		
CKE Restaurants Inc.	Debt	12561EAA3	$12,297,656	12,375	X				X		
Credence Systems Corporation	Debt	225302AA6	$1,942,673	2,250	X				X		
Connect Inc.	Common	207528308	$347,003	222,082	X				X		
Centocor Inc.	Options	152342951	$4,462,500	1000(p)	X				X		
Centocor Inc.	Debt	152342AC5	$44,064,531	39,125	X				X		
Costco Companies Inc.	Debt	22160QAC6	$15,290,330	22,900	X				X		
Cisco Systems Inc.	Options	17275R902	$1,218,600	300(c)	X				X		
C-Cube Microsystems	Common	125015107	$5,378,900	288,760	X				X		
C-Cube Microsystems	Debt	125015AA5	$10,502,100	11,669	X				X		
Data General	Debt	237688AG1	$4,532,938	4,550	X				X		
DSC Communications Corp.	Common	233311109	$291,909	16,050	X				X		
DSC Communications Corp.	Options	233311959	$1,182,188	650(p)	X				X		
Diamond Offshore Drilling	Common	25271C102	$453,750	10,000	X				X		
Duramed Pharmaceuticals Inc.	Common	266354109	$5,466,116	809,795	X				X		
Elsag Bailey Process Auto	Common	N2925S101	$612,000	32,000	X				X		
American Eco Corp.	Common	02553G101	$135,625	14,000	X				X		
Echo Bay Mines	Common	278751102	$90,188	39,000	X				X		
Einstein/Noah Bagel Corp.	Common	282577105	$771,875	190,000	X				X		

CONFIDENTIAL

General Holdings

Einstein/Noah Bagel Corp.	Debt	282577AA3	$2,751,131	4,795	X				X		
Einstein/Noah Bagel Corp.	Debt	282577AC9	$8,467,976	14,759	X				X		
Ensco International Inc.	Common	26874Q100	$5,134,575	184,200	X				X		
EVI Inc.	Common	268939105	$17,994,722	388,550	X				X		
EVI Inc.	Preferred	268939204	$51,914,253	1,152,050	X				X		
EVI Inc.	Options	268939955	$4,631,250	1000(p)	X				X		
R & B Falcon Corp.	Common	74912E101	$9,729,857	328,434	X				X		
R & B Falcon Corp.	Options	74912E951	$296,250	100(p)	X				X		
Federal-Mogul Corporation	Options	313549957	$1,595,625	300(p)	X				X		
Finova Group Inc.	Common	317928109	$883,125	15,000	X				X		
Golden State Bancorp	Options	381197902	$478,906	125(c)	X				X		
Golden State Bancorp	Warrants	381197128	$14,298,002	543,392	X				X		
Genzyme Transgenics Corp.	Common	37246E105	$867,188	75,000	X				X		
Halliburton Co.	Options	406216901	$7,490,625	1500(c)	X				X		
Hasbro Inc.	Options	418056907	$1,412,500	400(c)	X				X		
Hayes Corporation	Common	420762304	$1,756,119	248,654	X				X		
Homebase Inc.	Common	43738E108	$205,188	24,500	X				X		
Homebase Inc.	Debt	43738EAB4	$6,020,480	5,888	X				X		
Hilton Hotels	Common	432848109	$627,938	19,700	X				X		
Hvide Marine Inc. - Class A	Common	448515106	$1,762,500	100,000	X				X		
HMT Technology Corp.	Debt	403917AD9	$24,400,125	28,290	X				X		
HNC Software	Debt	40425PAA5	$2,160,000	2,000	X				X		
Hometown Buffet	Debt	437862AA3	$2,861,765	2,294	X				X		
Hutchinson Tech	Common	448407106	$9,937,500	375,000	X				X		
Intermedia Communications	Options	458801907	$1,990,625	250(c)	X				X		
Inacom Corp.	Debt	45323GAC3	$17,390,625	18,550	X				X		
IXC Communications	Common	450713102	$8,559,375	150,000	X				X		
Itron Inc.	Debt	465741AC0	$2,895,088	2,800	X				X		
International Tech Corp.	Preferred	460465305	$9,148,840	457,442	X				X		
J. Baker Inc.	Debt	057232AA8	$3,335,770	4,019	X				X		
Jacor Communications Inc.	Warrants	469858138	$5,206,594	750,500	X				X		
Key Energy Group Inc.	Common	492914106	$1,789,788	109,300	X				X		
Kmart Corp.	Common	482584109	$830,854	49,789	X				X		
Lasersight Inc.	Common	517924106	$1,345,149	551,856	X				X		
Liberty Corp.	Common	530370105	$1,583,856	31,056	X				X		
Lernout & Hauspie Speech Pro.	Common	B5628B104	$3,005,001	34,392	X				X		
Sholodge Inc.	Debt	825034AA9	$2,771,567	3,288	X				X		
Lam Research	Options	512807958	$767,125	250(p)	X				X		
Lam Research	Debt	512807AB4	$255,000	300	X				X		
Magna Group Inc.	Common	559214101	$4,967,188	85,000	X				X		
Metromedia International Group	Preferred	591695200	$3,268,594	55,050	X				X		
Miravant Medical Technology	Common	604690107	$7,766,114	244,602	X				X		

CONFIDENTIAL

Miravant Medical Technology	Options	604690957	$635,000	200(p)	X				X		
Nabors Industries	Common	629568106	$804,335	34,300	X				X		
Nabors Industries	Options	629568906	$1,172,500	500(c)	X				X		
Nabors Industries	Debt	629568AA4	$1,436,350	1,000	X				X		
National City Corp.	Common	635405103	$292,517	3,990	X				X		
Network Associates Inc.	Debt	640938AA4	$20,249,375	44,750	X				X		
Nuevo Energy Co.	Common	670509108	$1,418,175	39,600	X				X		
Netscape Communications Corp.	Common	641149109	$347,381	19,100	X				X		
Nexstar Pharmaceuticals Inc.	Debt	65333BAC0	$16,928,000	18,400	X				X		
Office Depot Inc.	Options	676220956	$933,750	300(p)	X				X		
Pan Am Corp.	Common	697758100	$1,145,467	1,527,292	X				X		
Pride International Inc.	Common	741932107	$1,311,300	55,800	X				X		
Parker Drilling Co.	Debt	701081AD3	$40,187,940	39,988	X				X		
Premier Parks Inc.	Common	740540208	$5,800,000	100,000	X				X		
Platinum Technology Inc.	Debt	72764TAB7	$4,601,250	4,500	X				X		
Pharmaceutical Marketing Svs.	Debt	717123AA1	$4,297,100	4,430	X				X		
Patina Oil & Gas Corp.	Warrants	703224113	$116,546	98,144	X				X		
Premiere Technologies Inc.	Common	74058F102	$4,501,250	130,000	X				X		
Premiere Technologies Inc.	Debt	74058FAC6	$11,605,688	9,350	X				X		
Quidel Corp.	Common	74838J101	$79,114	26,100	X				X		
Ryder System Inc.	Options	783549908	$950,000	250(c)	X				X		
Read-Rite Corp.	Debt	755246AA3	$44,010,568	53,918	X				X		
Reptron Electronics Inc.	Common	76026W109	$340,400	29,600	X				X		
Reptron Electronics Inc.	Debt	76026WAA7	$6,080,100	7,795	X				X		
Robert Half International Inc.	Options	770323903	$960,000	200(c)	X				X		
Transocean Offshore Inc.	Options	893817906	$1,543,125	300(c)	X				X		
RJR Nabisco Holdings Corp.	Common	74960K876	$313,125	10,000	X				X		
RJR Nabisco Holdings Corp.	Options	74960K906	$2,035,313	650(c)	X				X		
Robbins & Myers Inc.	Debt	770196AA1	$7,964,015	5,272	X				X		
Rockwell International Corp.	Options	773903909	$3,740,063	654(c)	X				X		
Rouse Company	Preferred	779273309	$4,617,950	96,711	X				X		
Raytheon Company - Class A	Common	755111309	$2,337,563	41,100	X				X		
SCI Systems	Debt	783890AD8	$28,942,950	18,435	X				X		
Santa Fe International Corp.	Common	G7805C108	$8,642,163	227,800	X				X		
Sealed Air Corp.	Common	812115103	$62,283,413	951,800	X				X		
Sealed Air Corp.	Options	812115903	$7,001,813	1070(c)	X				X		
Silicon Graphics Inc.	Debt	827056AC6	$49,516,120	56,752	X				X		
Simula Inc.	Common	829206101	$3,558,095	223,253	X				X		
Simula Inc.	Debt	829206AB7	$8,009,295	7,692	X				X		
Sunbeam Corporation	Common	867071102	$22,062,500	500,000	X				X		
May & Speh Inc.	Common	577777105	$1,437,500	100,000	X				X		
System Software Assoc. Inc.	Debt	871839AA4	$2,090,000	2,500	X				X		

CONFIDENTIAL

CONFIDENTIAL

Safeway Inc.	Options	786514908	$7,375,000	2000(c)	X				X		
Suiza Foods Corp.	Common	865077101	$18,412,500	300,000	X				X		
Tel-Save Holdings Inc.	Common	879176105	$27,288,625	1,199,500	X				X		
Tel-Save Holdings Inc.	Debt	879176AD7	$36,232,000	35,800	X				X		
Thermo Cardiosystems Inc.	Debt	88355KAA9	$4,763,300	4,370	X				X		
3-D Geophysical Inc.	Common	88553V107	$962,500	100,000	X				X		
Tidewater Inc.	Common	886423102	$1,178,556	26,900	X				X		
Tidewater Inc.	Options	886423902	$1,270,563	290(c)	X				X		
Titan Corp.	Debt	888266AA1	$2,012,500	1,150	X				X		
Trans World Airlines	Common	893349837	$13,180,531	1,070,500	X				X		
Trans World Airlines	Options	893349907	$3,028,875	2460(c)	X				X		
Veritas Software Corp.	Debt	923436AA7	$5,993,750	5,000	X				X		
Vanstar Corp.	Options	92208M958	$687,500	550(p)	X				X		
Winstar Comm.	Common	975515107	$4,275,000	100,000	X				X		
Western Digital Corp.	Debt	958102AF2	$10,985,625	31,500	X				X		
Western Gas Resources Inc.	Preferred	958259301	$2,121,750	51,750	X				X		
Wheeling Pittsburgh - Class A	Preferred	929248201	$6,644,914	124,204	X				X		
Wheeling Pittsburgh - Class B	Preferred	929248300	$19,741,428	417,808	X				X		
Warner-Lambert Co.	Options	934488907	$11,935,000	700(c)	X				X		
Warner-Lambert Co.	Options	934488957	$17,050,000	1000(p)	X				X		
Zenith Elec. Corp.	Common	989349105	$157,813	25,000	X				X		
Sheet B Risk Arb Totals:			**$328,030,297**								
AGGREGATE TOTALS:			**$1,401,093,754**								

CONFIDENTIAL

CONFIDENTIAL

Risk Arb Holdings

Form 13F

STARO ASSET MANAGEMENT

(SEC USE ONLY)

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares of Principal Amount	Item 6: Investment Discretion (a) Sole	(b) Shared As Defined in Instr. V.	(c) Shared-Other	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares) (a) Sole	(b) Shared	(c) None
Aluminium Co. of America	Common	022249106	$3,075,919	44,700	X				X		
American Bankers Ins. Grp.	Common	024456105	$16,125,000	250,000	X				X		
Ahmanson & Co.	Common	008677106	$49,173,750	634,500	X				X		
Amax Gold Inc.	Common	023120108	$680,181	333,100	X				X		
Bell Sports Corporation	Common	077903102	$637,500	75,000	X				X		
Coherent Communication Systems	Common	192478105	$4,895,625	105,000	X				X		
Capstar Hotel Company	Common	140918103	$1,359,750	39,200	X				X		
Coleman Co. Inc.	Common	193559101	$1,701,563	55,000	X				X		
Compaq Computer Corp.	Options	204493900	$2,916,813	1130(c)	X				X		
Culligan Water Technologies	Common	230029100	$10,706,438	179,000	X				X		
Digital Equipment	Common	253849103	$17,890,400	342,400	X				X		
Digital Equipment	Options	253849953	$1,828,750	350(p)	X				X		
First Commercial Corp.	Common	319825105	$5,072,925	72,600	X				X		
USF&G Corporation	Common	903290104	$2,867,813	115,000	X				X		
Illinois Central Corp.	Common	451841100	$2,471,154	62,660	X				X		
Intelligent Electronics Inc.	Common	458157104	$362,500	50,000	X				X		
LCI International Inc.	Common	501813109	$55,565,446	1,433,947	X				X		
Logic Works Inc.	Common	54140E107	$1,770,567	125,907	X				X		
Long Island Bancorp Inc.	Common	542662101	$1,802,625	28,500	X				X		
Little Switzerland Inc.	Common	537528101	$2,053,331	267,100	X				X		
Lukens Inc.	Common	549866101	$326,875	10,000	X				X		
MCI Communications	Common	552673105	$4,956,250	100,000	X				X		
The Money Store Inc.	Common	60934T101	$14,279,256	447,100	X				X		
MTL Inc.	Common	624903100	$7,917,000	203,000	X				X		
Outlook Group Corp.	Common	690113105	$720,000	120,000	X				X		
Pricellular Corp. - Class A	Common	741504104	$8,263,275	648,100	X				X		
Prosource Inc.	Common	743479107	$737,500	50,000	X				X		
Qwest Communications Intl.	Common	749121109	$15,627,750	402,000	X				X		
Qwest Communications Intl.	Options	749121909	$1,749,375	450(c)	X				X		
Regal Cinemas Inc.	Common	758754105	$14,412,000	480,400	X				X		
SFX Broadcasting Inc. - Class A	Common	784174104	$6,134,625	63,000	X				X		
Station Casinos Inc.	Common	857689103	$1,561,875	103,000	X				X		
Sybron Chemicals Inc.	Common	870903101	$2,239,950	65,400	X				X		
Thermadyne Holdings Corp.	Common	883435109	$3,387,500	100,000	X				X		
Trusted Information Systems	Common	897908109	$2,135,363	99,900	X				X		
U.S. Filter Corp.	Common	911843209	$4,322,500	123,500	X				X		
U.S. Filter Corp.	Debt	911843AF7	$34,032,378	31,009	X				X		
USA Waste Services Inc.	Common	902917103	$5,628,306	124,900	X				X		
Weatherford Enterra Inc.	Common	947071106	$7,430,806	175,100	X				X		
360 Communications Company	Common	885571109	$3,929,719	125,500	X				X		
Zurn Industries Inc.	Common	989824107	$5,279,944	111,450	X				X		
AGGREGATE TOTALS:			**$328,030,297**								

CONFIDENTIAL